COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
(each a "Fund" and collectively the "Funds")

Supplement dated December 8, 2011 to the Funds' prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Growth Portfolio)

Performance Information

The section entitled "Columbia LifeGoal® Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares (without applicable sales charges). Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R4 shares and Class A shares. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Balanced Growth Portfolio)

Performance Information

The section entitled "Columbia LifeGoal® Balanced Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class T shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares. Class T shares would have annual returns substantially similar to those of Class A shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class T shares and Class A shares. If differences in expenses had been reflected, the returns shown for Class T shares would be lower. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income and Growth Portfolio)

Performance Information

The section entitled "Columbia LifeGoal® Income and Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio)
COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio
(the "Fund")

Supplement dated December 8, 2011 to
the Fund's prospectuses dated August 1, 2011, as supplemented

Fees and Expenses of the Fund

The section of the Fund's prospectus offering Class A, Class B and Class C entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (Columbia LifeGoal® Income Portfolio)		Class A	Class B	Class C
Management fees	[1][2]	0.07%	0.07%	0.07%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%
Other expenses	[3]	0.65%	0.65%	0.65%
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual Fund operating expenses		1.55%	2.30%	2.30%
Fee waivers and/or reimbursements	[4]	(0.41%)	(0.41%)	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	1.14%	1.89%	1.89%
[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
Expense Example (Columbia LifeGoal® Income Portfolio) (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	437	760	1,105	2,077
Class B	492	879	1,193	2,416
Class C	292	679	1,193	2,604

Expense Example, No Redemption (Columbia LifeGoal® Income Portfolio) (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	192	679	1,193	2,416
Class C	192	679	1,193	2,604

(Columbia LifeGoal Portfolios - Class Z) | (Columbia LifeGoal® Income Portfolio)
The section of the Fund's prospectus offering Class Z shares entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal® Income Portfolio)		Class Z (Columbia LifeGoal Portfolios - Class Z)
Management fees	[1][2]	0.07%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.65%
Acquired fund fees and expenses		0.58%
Total annual Fund operating expenses		1.30%
Fee waivers and/or reimbursements	[4]	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	0.89%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
Expense Example (Columbia LifeGoal® Income Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Portfolios - Class Z)	91	372	674	1,532

(Columbia Small Cap Value Fund II - Classes ABCIR) | (Columbia Small Cap Value Fund II)
COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Value Fund II
(the "Fund")

Supplement dated December 8, 2011 to the Fund's prospectus
dated July 1, 2011 offering Class A, B, C, I and R shares, as supplemented

The prospectus for the Fund is revised and supplemented as follows:

Performance Information

The section entitled "Columbia Small Cap Value Fund II - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to January 23, 2006, the date on which Class R shares commenced operations. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
(each a "Fund" and collectively the "Funds")

Supplement dated December 8, 2011 to the Funds' prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | S000010785 Member

Performance Information

The section entitled "Columbia LifeGoal® Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares (without applicable sales charges). Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R4 shares and Class A shares. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | S000010774 Member

Performance Information

The section entitled "Columbia LifeGoal® Balanced Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class T shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares. Class T shares would have annual returns substantially similar to those of Class A shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class T shares and Class A shares. If differences in expenses had been reflected, the returns shown for Class T shares would be lower. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | S000010796 Member

Performance Information

The section entitled "Columbia LifeGoal® Income and Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio)
COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio
(the "Fund")

Supplement dated December 8, 2011 to
the Fund's prospectuses dated August 1, 2011, as supplemented

Fees and Expenses of the Fund

The section of the Fund's prospectus offering Class A, Class B and Class C entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (Columbia LifeGoal® Income Portfolio)		Class A	Class B	Class C
Management fees	[1][2]	0.07%	0.07%	0.07%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%
Other expenses	[3]	0.65%	0.65%	0.65%
Acquired fund fees and expenses		0.58%	0.58%	0.58%
Total annual Fund operating expenses		1.55%	2.30%	2.30%
Fee waivers and/or reimbursements	[4]	(0.41%)	(0.41%)	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	1.14%	1.89%	1.89%
[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
Expense Example (Columbia LifeGoal® Income Portfolio) (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	437	760	1,105	2,077
Class B	492	879	1,193	2,416
Class C	292	679	1,193	2,604

Expense Example, No Redemption (Columbia LifeGoal® Income Portfolio) (Columbia LifeGoal Portfolios - Classes ABCR R4 T) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	192	679	1,193	2,416
Class C	192	679	1,193	2,604

(Columbia LifeGoal Portfolios - Class Z) | S000010807 Member
The section of the Fund's prospectus offering Class Z shares entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia LifeGoal® Income Portfolio)		Class Z (Columbia LifeGoal Portfolios - Class Z)
Management fees	[1][2]	0.07%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[3]	0.65%
Acquired fund fees and expenses		0.58%
Total annual Fund operating expenses		1.30%
Fee waivers and/or reimbursements	[4]	(0.41%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[5]	0.89%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example
Expense Example (Columbia LifeGoal® Income Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z (Columbia LifeGoal Portfolios - Class Z)	91	372	674	1,532

COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
(each a "Fund" and collectively the "Funds")

Supplement dated December 8, 2011 to the Funds' prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

(Columbia Small Cap Value Fund II - Classes ABCIR) | (Columbia Small Cap Value Fund II)
COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Value Fund II
(the "Fund")

Supplement dated December 8, 2011 to the Fund's prospectus
dated July 1, 2011 offering Class A, B, C, I and R shares, as supplemented

The prospectus for the Fund is revised and supplemented as follows:

Performance Information

The section entitled "Columbia Small Cap Value Fund II - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to January 23, 2006, the date on which Class R shares commenced operations. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Annual Fund Operating Expenses ((Columbia LifeGoal® Income Portfolio))	0 Months Ended
	Dec. 08, 2011
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class A
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	1.55%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.14%	[5]
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class B
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	2.30%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.89%	[5]
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class C
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	2.30%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.89%	[5]
(Columbia LifeGoal Portfolios - Class Z) | Class Z
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	1.30%
Fee waivers and/or reimbursements	(0.41%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%	[5]

[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 8, 2011
Prospectus Date	rr_ProspectusDate	Dec 8, 2011
Supplement Text Block	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
(each a "Fund" and collectively the "Funds")

Supplement dated December 8, 2011 to the Funds' prospectus dated August 1, 2011 offering Class A, B, C, R, R4 and T shares, as applicable, as supplemented

The prospectus for the Funds is revised and supplemented as follows:

(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Performance Information

The section entitled "Columbia LifeGoal® Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares (without applicable sales charges). Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R4 shares and Class A shares. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Balanced Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Performance Information

The section entitled "Columbia LifeGoal® Balanced Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class T shares commenced operations on March 7, 2011; therefore, calendar year performance information for this class is not yet available. The average annual total return table includes the returns of the Fund's Class A shares. Class T shares would have annual returns substantially similar to those of Class A shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class T shares and Class A shares. If differences in expenses had been reflected, the returns shown for Class T shares would be lower. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income and Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Performance Information

The section entitled "Columbia LifeGoal® Income and Growth Portfolio - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for the periods prior to January 23, 2006, the date Class R shares commenced operations. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Income Portfolio
(the "Fund")

Supplement dated December 8, 2011 to
the Fund's prospectuses dated August 1, 2011, as supplemented

Fees and Expenses of the Fund

The section of the Fund's prospectus offering Class A, Class B and Class C entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.14%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	437
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,077
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio) | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.89%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	492
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,416
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,193
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,416
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | (Columbia LifeGoal® Income Portfolio) | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.89%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,193
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,604
(Columbia LifeGoal Portfolios - Class Z) | (Columbia LifeGoal® Income Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock_02
The section of the Fund's prospectus offering Class Z shares entitled "Columbia LifeGoal® Income Portfolio - Fees and Expenses of the Fund" is modified by deleting the table and related footnotes to the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
(Columbia LifeGoal Portfolios - Class Z) | (Columbia LifeGoal® Income Portfolio) | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.89%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,532
(Columbia Small Cap Value Fund II - Classes ABCIR) | (Columbia Small Cap Value Fund II)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock
COLUMBIA FUNDS SERIES TRUST

Columbia Small Cap Value Fund II
(the "Fund")

Supplement dated December 8, 2011 to the Fund's prospectus
dated July 1, 2011 offering Class A, B, C, I and R shares, as supplemented

The prospectus for the Fund is revised and supplemented as follows:

Performance Information

The section entitled "Columbia Small Cap Value Fund II - Performance Information" is modified by deleting the first paragraph of the section and replacing it with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to January 23, 2006, the date on which Class R shares commenced operations. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date Class I shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[5]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[6]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.